Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated September 25, 2012 to the

GMO Trust Multi-Class Prospectus dated June 30, 2012

Asset Allocation Funds

All references to the “International Equity Funds” in the Asset Allocation Fund summaries in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Any GMO Asset Allocation Fund that may invest in the “International Equity Funds” may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

Investment in Other GMO Funds

The section captioned “Investment in Other GMO Funds” beginning on page 221 of the Prospectus is amended to include the following information:

GMO Risk Premium Fund. GMO Risk Premium Fund (“Risk Premium Fund”), a series of the Trust, is not offered by this Prospectus. Risk Premium Fund is managed by GMO.

Risk Premium Fund pays an investment management fee to the Manager at the annual rate of 0.45% of Risk Premium Fund’s average daily net assets for each class of shares. Risk Premium Fund offers Class III, Class IV, Class V and Class VI shares. Class III, Class IV, Class V, and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.10%, 0.085% and 0.055% of the class’s average daily net assets.

Risk Premium Fund’s investment objective is total return.

The Manager will seek to achieve Risk Premium Fund’s investment objective primarily by selling (writing) put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada and Australia) stock indices.

The Manager determines which options to sell based on its assessment of the aggregate demand for put options on a given stock index. The Manager expects Risk Premium Fund to sell put options on a number of stock indices but, from time to time, Risk Premium Fund may have substantial exposures to a relatively small number of U.S. and/or international stock indices.

Risk Premium Fund may purchase and sell put and call options of any type, including options on global, regional and country stock indices and options on exchange-traded funds (“ETFs”). Risk Premium Fund may transact in exchange-traded or over-the-counter (“OTC”) options, and options utilized by Risk Premium Fund may be cash-settled or physically settled. Risk Premium Fund is also permitted to invest in other securities which the Manager believes will provide positive total return. Risk Premium Fund is permitted to invest in options and other securities tied economically to any country in the world, including emerging countries.

The Manager expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when Risk Premium Fund is selling them, which means that Risk Premium Fund plans to hold sufficient assets to cover the maximum possible loss that the Fund might sustain upon the assignment or exercise of an option sold by Risk Premium Fund.

For collateral and cash management purposes, Risk Premium Fund will invest a substantial portion of its assets in shares of U.S. Treasury Fund, U.S. Treasury bills and other highly rated securities, and unaffiliated money market funds.

A GMO Fund that invests in Risk Premium Fund is subject to all of the risks to which Risk Premium Fund is exposed. The principal risks of an investment in Risk Premium Fund include Market Risk — Equity Securities, Options Risk, Liquidity Risk, Management and Operational Risk, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Market Risk — Fixed Income Securities, Credit Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Risk Premium Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Risk Premium Fund may affect Risk Premium Fund’s performance more than if Risk Premium Fund were a diversified investment company. Shareholders of each GMO Fund investing in Risk Premium Fund are indirectly exposed to these risks.

U.S. Small/Mid Cap Fund

Effective September 30, 2012, the Fund pays an investment management fee to Grantham, Mayo, Van Otterloo & Co. LLC at the annual rate of 0.45% of the Fund’s average daily net assets. The sections captioned “Annual Fund operating expenses” and “Example” on page 13 of the Prospectus are replaced with the following:

Annual Fund operating expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class III
Management fee	0.45%[1]
Shareholder service fee	0.15%[1]
Other expenses	1.38%
Total annual operating expenses	1.98%
Expense reimbursement	(1.38%)[1]
Total annual operating expenses after expense reimbursement	0.60%

[1]

Grantham, Mayo, Van Otterloo & Co. LLC (the “Manager” or “GMO”) has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. The Manager also has agreed to waive and/or reduce the Fund’s management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund’s direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	If you sell your shares				If you do not sell your shares
	1 Year*	3 Years	5 Years	10 Years	1 Year*	3 Years	5 Years	10 Years
Class III	$122	$551	$1,006	$2,269	$91	$518	$971	$2,228

*	After reimbursement

Filed pursuant to Rule 497(e)

File Nos. 002-98772 and 811-04347

GMO TRUST

Supplement dated September 25, 2012 to the

GMO Trust Benchmark-Free Allocation Fund Class MF Shares Prospectus

dated June 30, 2012

Benchmark-Free Allocation Fund

All references to the “International Equity Funds” in the Prospectus are amended to include GMO Risk Premium Fund (“Risk Premium Fund”), a series of GMO Trust offered through a separate prospectus. Benchmark-Free Allocation Fund may (but is not required to) invest in Risk Premium Fund, in addition to the other Funds identified in the Prospectus as “International Equity Funds.” For information about Risk Premium Fund, see “Investment in Other GMO Funds” below.

Investment in Other GMO Funds

The section captioned “Investment in Other GMO Funds” beginning on page 38 of the Prospectus is amended to include the following information:

GMO Risk Premium Fund. GMO Risk Premium Fund (“Risk Premium Fund”), a series of the Trust, is not offered by this Prospectus. Risk Premium Fund is managed by GMO.

Risk Premium Fund pays an investment management fee to the Manager at the annual rate of 0.45% of Risk Premium Fund’s average daily net assets for each class of shares. Risk Premium Fund offers Class III, Class IV, Class V and Class VI shares. Class III, Class IV, Class V, and Class VI shares pay shareholder service fees to the Manager at the annual rate, respectively, of 0.15%, 0.10%, 0.085% and 0.055% of the class’s average daily net assets.

Risk Premium Fund’s investment objective is total return.

The Manager will seek to achieve Risk Premium Fund’s investment objective primarily by selling (writing) put options on U.S. and non-U.S. (e.g., Europe, United Kingdom, Japan, Hong Kong, Canada and Australia) stock indices.

The Manager determines which options to sell based on its assessment of the aggregate demand for put options on a given stock index. The Manager expects Risk Premium Fund to sell put options on a number of stock indices but, from time to time, Risk Premium Fund may have substantial exposures to a relatively small number of U.S. and/or international stock indices.

Risk Premium Fund may purchase and sell put and call options of any type, including options on global, regional and country stock indices and options on exchange-traded funds (“ETFs”). Risk Premium Fund may transact in exchange-traded or over-the-counter (“OTC”) options, and options utilized by Risk Premium Fund may be cash-settled or physically settled. Risk Premium Fund is also permitted to invest in other securities which the Manager believes will provide positive total return. Risk Premium Fund is permitted to invest in options and other securities tied economically to any country in the world, including emerging countries.

The Manager expects that Risk Premium Fund’s option positions typically will be fully collateralized at the time when Risk Premium Fund is selling them, which means that Risk Premium Fund plans to hold sufficient assets to cover the maximum possible loss that the Fund might sustain upon the assignment or exercise of an option sold by Risk Premium Fund.

For collateral and cash management purposes, Risk Premium Fund will invest a substantial portion of its assets in shares of U.S. Treasury Fund, U.S. Treasury bills and other highly rated securities, and unaffiliated money market funds.

A GMO Fund that invests in Risk Premium Fund is subject to all of the risks to which Risk Premium Fund is exposed. The principal risks of an investment in Risk Premium Fund include Market Risk — Equity Securities, Options Risk, Liquidity Risk, Management and Operational Risk, Focused Investment Risk, Non-U.S. Investment Risk, Currency Risk, Derivatives Risk, Counterparty Risk, Market Risk — Fixed Income Securities, Credit Risk, Market Disruption and Geopolitical Risk and Large Shareholder Risk. Risk Premium Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by Risk Premium Fund may affect Risk Premium Fund’s performance more than if Risk Premium Fund were a diversified investment company. Shareholders of each GMO Fund investing in Risk Premium Fund are indirectly exposed to these risks.

Effective September 30, 2012, the second paragraph of the section captioned “GMO U.S. Small/Mid Cap Fund (formerly known as GMO U.S. Small/Mid Cap Value Fund)” on pages 85–86 of the Prospectus is amended and restated as follows:

SMCF pays an investment management fee to the Manager at the annual rate of 0.45% of SMCF’s average daily net assets. SMCF offers Class III shares. SMCF pays shareholder service fees to the Manager at the annual rate of 0.15% of SMCF’s average daily net assets.